Preference share /warrant financing of Zhuan Zhuan	12 Months Ended
Dec. 31, 2019
Preference share /warrant financing of Zhuan Zhuan
Preferred share /warrant financing of Zhuan Zhuan
7.	Preference share /warrant financing of Zhuan Zhuan

Zhuan Spirit Holding Limited (“Zhuan Zhuan Holding”) is a subsidiary of the Group incorporated in the Cayman Islands. Zhuan Zhuan Holding and its subsidiaries and consolidated VIEs (collectively "Zhuan Zhuan") are principally engaged in operating an online used goods trading and service platform in the PRC. On April 28, 2017, Zhuan Zhuan Holding completed a series A preference share financing by issuing series A preference shares ("Zhuan Zhuan Series A Shares") to Tencent for a combination of US$200 million in cash and additional business resources to be provided by Tencent. The Group is considered as the primary beneficiary of Zhuan Zhuan Holding subsequent to the Series A preference share financing in accordance with ASC 810-10-25-44.

On September 9, 2019 (the "Zhuan Zhuan Series B Financing Closing Date"), Zhuan Zhuan Holding entered into definitive agreements for a series B preference share financing with Tencent, the Company and certain new investors (the "Zhuan Zhuan New Investors") for a combination of cash and additional business resources totaled approximately US$300 million. Pursuant to the agreements, Zhuan Zhuan Holding issued series B preference shares ("Zhuan Zhuan Series B Shares") to Tencent for a combination of cash and additional business resources amounted to approximately US$150 million, and issued series B warrants with onshore loans ("Zhuan Zhuan Series B Warrants") or Zhuan Zhuan Series B Shares to the Company and Zhuan Zhuan New Investors for total cash considerations of US$150 million. As of December 31, 2019, Zhuan Zhuan has received cash consideration of US$170 million from Tencent, the Company and Zhuan Zhuan New Investors.

The Group is considered as the primary beneficiary of Zhuan Zhuan Holding and continues to consolidate Zhuan Zhuan Holding subsequent to the series B preference share financing in accordance with ASC 810-10-25-44. Pursuant to the memorandum and articles of association of Zhuan Zhuan Holding, the holders of Zhuan Zhuan Series A Shares, Zhuan Zhuan Series B Shares and Zhuan Zhuan Series B Warrants have the right to require Zhuan Zhuan Holding to redeem the preference shares or warrants that they held at their original issuance price plus 8% simple interest per annum if Zhuan Zhuan Holding does not complete a qualified initial public offering ("IPO") on or before the sixth year anniversary from the Zhuan Zhuan Series B Financing Closing Date.

Accordingly, the Group accounted for Zhuan Zhuan Series A Shares, Zhuan Zhuan Series B Shares and Zhuan Zhuan Series B Warrants issued by Zhuan Zhuan Holding as a mezzanine classified noncontrolling interests because the noncontrolling interests can be contingently redeemed by Tencent and Zhuan Zhuan New Investors at a pre-determined value upon the resolution of the contingent event. The carrying amount of the mezzanine classified noncontrolling interests initially recognized was subsequently accreted using effective interest method to the accreted value pursuant to the share subscription agreement in accordance with ASR 268 Presentation in Financial Statements of "Redeemable Preferred Stocks".

The Group accounted for the issuance of Zhuan Zhuan Series A Shares and Zhuan Zhuan Series B Shares in exchange for the business resources from Tencent as stock-based compensation with non-employee in accordance with ASC 718-10. Tencent’s business resources represent services to be provided over a period of time. Zhuan Zhuan Series A Shares and Zhuan Zhuan Series B Shares granted to Tencent were fully vested and nonforfeitable on their respective closing dates. Accordingly, the Group recognized a prepaid expense based on the fair value of corresponding portion of Zhuan Zhuan Series A Shares and Zhuan Zhuan Series B Shares on the respective closing dates. The prepaid expense was subsequently amortized over the period during which services were rendered by Tencent on a straight-line basis to reflect the same manner as if the Group paid cash to Tencent in exchange for these services over the contractual period of time. For the year ended December 31, 2017, 2018 and 2019, the Group recognized RMB42.0 million, RMB181.1 million and RMB317.9 million expenses, respectively, for the use of the business resources provided by Tencent. As of December 31, 2018 and 2019, the Group held 72.2% and 63.5% of equity interests in Zhuan Zhuan Holding on issued and outstanding basis, respectively.